SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in accounting policies (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in accounting policies
Net revenue	¥ 2,792,077	¥ 1,616,166	¥ 1,055,960
Cost of revenue	(2,169,636)	(1,207,694)	(790,286)
Income from operations	168,355	82,229	(42,374)
Net loss	¥ (430,268)	¥ (326,900)	¥ (276,412)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (0.43)	¥ (0.42)	¥ (1.35)
Statement of cash flows adjustments
Cash flows from operating activities	¥ (12,910)	¥ (167,816)	¥ (128,980)
Cash flows from financing activities	4,876,806	2,355,728	2,128,614
Cash flows from investing activities	(4,733,050)	(2,005,054)	(1,147,064)
Adjustments
Changes in accounting policies
Net revenue	1,569
Cost of revenue	(843)
Income from operations	726
Net loss	¥ 726
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ 0.00
Amounts without adoption of ASC 606
Changes in accounting policies
Net revenue	¥ 2,793,646
Cost of revenue	(2,170,479)
Income from operations	169,081
Net loss	¥ (429,542)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (0.43)
ASU 2016-18 | Restatement Adjustment
Statement of cash flows adjustments
Cash flows from operating activities		(9,762)	¥ (21,248)
Cash flows from financing activities		(33,100)
Cash flows from investing activities		(3,619)
ASU 2016-15 | Restatement Adjustment
Statement of cash flows adjustments
Cash flows from operating activities		2,966
Cash flows from financing activities		24,139
Cash flows from investing activities		¥ 27,105